Commitments and Contingencies (Details)	Dec. 31, 2016 USD ($)
Twelve months ended December 31,
2017	$ 534,241
2018	534,589
2019	544,891
2020	555,516
2021	506,315
Thereafter	1,123,033
Total	$ 3,798,585